Warrants - Warrants Outstanding and Exercisable (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants outstanding	17,441,966
Warrants Exercisable	17,441,966
Class A Warrant
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 132.00			$ 295.20		$ 1,920.00
Warrants outstanding	1,532,598
Warrants Exercisable	1,532,598
Class A Warrant | Minimum
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-04
Class A Warrant | Maximum
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07
Class B Warrant
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 12.00				$ 12.00
Warrants outstanding	1,310,956
Warrants Exercisable	1,310,956
Class B Warrant | Minimum
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2012-04
Class B Warrant | Maximum
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07
Series A Warrant
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 132.00			420.00
Warrants outstanding	248,418
Warrants Exercisable	248,418
Warrants Expiration	2015-10
Series B Warrant
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 525.00
Warrants outstanding	1,074,082
Warrants Exercisable	1,074,082
Series B Warrant | Minimum
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-03
Series B Warrant | Maximum
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07
Series C Warrant
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 153.00	$ 153.00
Warrants outstanding	12,812,556
Warrants Exercisable	12,812,556		363,200
Warrants Expiration	2020-02
Common Warrants
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share				$ 300.00
Warrants outstanding	463,356
Warrants Exercisable	463,356
Common Warrants | Minimum
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 120.00
Warrants Expiration	2016-04
Common Warrants | Maximum
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 1,920.00
Warrants Expiration	2021-07